Property, plant and equipment - Right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 757,293
Right-of-use assets, ending balance	695,826	$ 757,293
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	1,301,783	1,201,714
Additions	90,805	142,193
Disposals and other	32,508	42,124
Right-of-use assets, ending balance	1,360,080	1,301,783
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(544,490)	(445,236)
Disposals and other	(32,301)	(31,509)
Depreciation	152,065	130,763
Right-of-use assets, ending balance	(664,254)	(544,490)
Ocean vessels
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	596,397
Right-of-use assets, ending balance	528,762	596,397
Ocean vessels | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	910,721	846,977
Additions	40,055	83,333
Disposals and other	15,607	19,589
Right-of-use assets, ending balance	935,169	910,721
Ocean vessels | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(314,324)	(245,873)
Disposals and other	(15,607)	(19,589)
Depreciation	107,690	88,040
Right-of-use assets, ending balance	(406,407)	(314,324)
Terminals and tanks
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	136,138
Right-of-use assets, ending balance	143,978	136,138
Terminals and tanks | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	332,441	286,036
Additions	46,029	52,909
Disposals and other	11,921	6,504
Right-of-use assets, ending balance	366,549	332,441
Terminals and tanks | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(196,303)	(160,163)
Disposals and other	(11,743)	0
Depreciation	38,011	36,140
Right-of-use assets, ending balance	(222,571)	(196,303)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	24,758
Right-of-use assets, ending balance	23,086	24,758
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	58,621	68,701
Additions	4,721	5,951
Disposals and other	4,980	16,031
Right-of-use assets, ending balance	58,362	58,621
Other | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	(33,863)	(39,200)
Disposals and other	(4,951)	(11,920)
Depreciation	6,364	6,583
Right-of-use assets, ending balance	$ (35,276)	$ (33,863)